PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net
Cost	$ 2,712,531	$ 2,639,338
Less: accumulated depreciation and amortization	(605,074)	(463,480)
Property and equipment, net	2,107,457	2,175,858
Buildings [Member]
Property and Equipment, Net
Cost	2,320,265	2,309,897
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	199,098	206,629
Leasehold improvements [Member]
Property and Equipment, Net
Cost	109,834	80,670
Motor vehicles [Member]
Property and Equipment, Net
Cost	2,602	2,588
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 80,732	$ 39,554